SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Summary of segment information

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Cash and due from banks	18,640,425	764,338	28,448,336	220,055	2,026	373,036	(48,748)	48,399,468
Debt securities at fair value through profit or loss	72,941	1,617,976	19,876,879	788,425	—	28,456	—	22,384,677
Loans and other financing	143,638,954	82,383,817	8,442,170	623,026	1,760,652	183,291	(1,440,712)	235,591,198
Other Assets	15,972,688	5,171,074	337,729,730	13,734,555	3,307,334	2,308,776	12,267,797	390,491,954
Total Assets	178,325,008	89,937,205	394,497,115	15,366,061	5,070,012	2,893,559	10,778,337	696,867,297

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Deposits	245,102,232	63,585,543	235,204,847	3,974,142	—	69,842	(419,671)	547,516,935
Financing received from the Argentine Central Bank and others	35,406	88	5,494,188	607,575	—	124,706	(732,287)	5,529,676
Unsubordinated Debt Securities	12,874	4,373	544,162	—	—	—	—	561,409
Other liabilities	18,799,427	3,879,023	5,374,177	1,394,727	2,125,228	1,035,730	18,304,932	50,913,244
Total Liabilities	263,949,939	67,469,027	246,617,374	5,976,444	2,125,228	1,230,278	17,152,974	604,521,264

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2022
Interests income	68,595,988	35,920,437	139,048,123	11,576,426	4,659	28,549	(3,300,356)	251,873,826
Interest Expense	(50,693,775)	(10,624,629)	(100,741,944)	(8,055,352)	—	—	4,609,359	(165,506,341)
Distribution of results by the Treasury	16,496,028	(10,976,718)	(5,519,310)	—	—	—	—	—
Net interest income	34,398,241	14,319,090	32,786,869	3,521,074	4,659	28,549	1,309,003	86,367,485
Net income from financial instruments at fair value through profit or loss	—	—	13,918,206	1,061,264	1,430,703	1,291,700	544,846	18,246,719
Result from derecognition of assets measured at amortized cost	—	—	497,884	—	—	—	(6,047)	491,837
Exchange rate differences on gold and foreign currency	632,202	146,828	1,481,454	(33,944)	20	91,281	425,118	2,742,959
NIFFI And Exchange Rate Differences	632,202	146,828	15,897,544	1,027,320	1,430,723	1,382,981	963,917	21,481,515
Net Financial Income	35,030,443	14,465,918	48,684,413	4,548,394	1,435,382	1,411,530	2,272,920	107,849,000
Services Fee Income	20,028,687	2,213,741	174,848	4,127,207	—	4,107,451	(312,866)	30,339,068
Services Fee Expenses	(7,491,247)	(600,059)	(345,765)	(2,734,783)	—	(192,404)	641,103	(10,723,155)
Income from insurance activities	—	—	—	—	4,034,853	—	491,519	4,526,372
Net Service Fee Income	12,537,440	1,613,682	(170,917)	1,392,424	4,034,853	3,915,047	819,756	24,142,285
Subtotal	47,567,883	16,079,600	48,513,496	5,940,818	5,470,235	5,326,577	3,092,676	131,991,285
Result from exposure to changes in the purchasing power of money	12,477,842	(5,988,253)	(19,419,563)	771,200	(1,931,871)	(1,083,665)	(2,574,753)	(17,749,063)
Other operating income	3,843,533	3,531,800	1,464,910	2,645,420	24,084	277,354	(1,295,684)	10,491,417
Loan loss provisions	(9,801,914)	(495,474)	(417,613)	(3,432,836)	(11,988)	(1,414)	(9,777)	(14,171,016)
Net operating income	54,087,344	13,127,673	30,141,230	5,924,602	3,550,460	4,518,852	(787,538)	110,562,623
Personnel expenses	(36,872,521)	(5,481,914)	(2,846,491)	(5,302,630)	(1,156,099)	(2,185,140)	(47,751)	(53,892,546)
Administrative expenses	(20,593,305)	(1,768,577)	(1,370,603)	(3,447,004)	(811,520)	(926,849)	355,037	(28,562,821)
Depreciations and impairment of non-financial assets	(7,512,248)	(1,021,736)	(448,352)	(1,253,319)	(108,499)	(70,452)	316,009	(10,098,597)
Other operating expenses	(11,041,216)	(3,340,741)	(8,467,679)	(3,383,143)	(467)	(405,623)	9,779	(26,629,090)
Operating income	(21,931,946)	1,514,705	17,008,105	(7,461,494)	1,473,875	930,788	(154,464)	(8,620,431)
Income from associates and joint ventures	—	—	—	(10,673)	—	—	10,673	—
Result before taxes	(21,931,946)	1,514,705	17,008,105	(7,472,167)	1,473,875	930,788	(143,791)	(8,620,431)
Income tax	7,579,721	(98,749)	(6,282,238)	3,290,139	(614,072)	(449,040)	160,253	3,586,014
Net (loss) / income	(14,352,225)	1,415,956	10,725,867	(4,182,028)	859,803	481,748	16,462	(5,034,417)
Net (loss) / income for the year attributable to owners of the parent company	(14,352,225)	1,415,956	10,725,867	(4,182,028)	859,803	481,748	21,924	(5,028,955)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(5,462)	(5,462)
Other comprehensive (loss)/income	(137,100)	(48,338)	(1,013,981)	—	16,184	61,052	(38,994)	(1,161,177)
Other comprehensive (loss) / income attributable to owners of the parent company	(137,100)	(48,338)	(1,013,981)	—	16,184	61,052	(37,766)	(1,159,949)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(1,228)	(1,228)
Comprehensive (loss) / income for the year	(14,489,325)	1,367,618	9,711,886	(4,182,028)	875,987	542,800	(22,532)	(6,195,594)
Comprehensive (loss) / income attributable to owners of the parent company	(14,489,325)	1,367,618	9,711,886	(4,182,028)	875,987	542,800	(15,842)	(6,188,904)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(6,690)	(6,690)

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Cash and due from banks	23,591,677	1,075,554	36,471,307	1,426,096	8,221	510,409	368,897	63,452,161
Debt securities at fair value through profit or loss	—	—	36,896,690	1,585,480	—	4,453	—	38,486,623
Loans and other financing	148,658,868	121,086,352	20,186,470	21,821,056	1,683,684	198,082	(10,781,119)	302,853,393
Other Assets	12,875,007	6,715,094	272,683,855	10,012,771	4,538,529	2,842,845	46,018,231	355,686,332
Total Assets	185,125,552	128,877,000	366,238,322	34,845,403	6,230,434	3,555,789	35,606,009	760,478,509

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Deposits	270,137,000	60,528,871	219,175,414	13,096,133	—	147,603	(1,188,314)	561,896,707
Financing received from the Argentine Central Bank and others	29,895	—	11,417,648	10,334,832	—	—	(9,602,838)	12,179,537
Unsubordinated Debt Securities	26,287	16,289	2,020,750	—	—	—	1	2,063,327
Other liabilities	27,698,342	8,389,824	20,723,982	7,196,198	3,101,869	1,393,130	15,418,895	83,922,240
Total Liabilities	297,891,524	68,934,984	253,337,794	30,627,163	3,101,869	1,540,733	4,627,744	660,061,811

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2021
Interests income	59,843,799	37,890,661	91,405,063	15,443,759	2,770	14,985	(3,122,784)	201,478,253
Interest Expense	(31,627,176)	(5,920,482)	(75,986,668)	(7,468,616)	—	—	3,154,025	(117,848,917)
Distribution of results by the Treasury	10,001,101	(17,873,258)	7,872,157	—	—	—	—	—
Net interest income	38,217,724	14,096,921	23,290,552	7,975,143	2,770	14,985	31,241	83,629,336
Net income from financial instruments at fair value through profit or loss	—	—	14,369,613	713,660	1,119,260	831,953	281,596	17,316,082
Result from derecognition of assets measured at amortized cost	—	—	541,174	—	—	—	(46,035)	495,139
Exchange rate differences on gold and foreign currency	616,744	168,636	782,484	27,957	1,270	158,622	177,381	1,933,094
NIFFI And Exchange Rate Differences	616,744	168,636	15,693,271	741,617	1,120,530	990,575	412,942	19,744,315
Net Financial Income	38,834,468	14,265,557	38,983,823	8,716,760	1,123,300	1,005,560	444,183	103,373,651
Services Fee Income	20,509,780	2,022,791	120,104	5,255,006	—	5,225,610	(670,493)	32,462,798
Services Fee Expenses	(6,710,658)	(662,829)	(331,413)	(2,233,900)	—	(269,870)	312,239	(9,896,431)
Income from insurance activities	—	—	—	—	3,848,954	—	575,278	4,424,232
Net Service Fee Income	13,799,122	1,359,962	(211,309)	3,021,106	3,848,954	4,955,740	217,024	26,990,599
Subtotal	52,633,590	15,625,519	38,772,514	11,737,866	4,972,254	5,961,300	661,207	130,364,250
Result from exposure to changes in the purchasing power of money	5,798,882	(3,614,993)	(12,530,796)	(1,362,331)	(1,394,082)	(881,379)	(1,224,273)	(15,208,972)
Other operating income	2,543,257	2,649,074	4,035,567	1,510,787	29,252	158,088	(452,241)	10,473,784
Loan loss provisions	(8,080,660)	(1,608,512)	(61,599)	(7,644,106)	—	—	—	(17,394,877)
Net operating income	52,895,069	13,051,088	30,215,686	4,242,216	3,607,424	5,238,009	(1,015,307)	108,234,185
Personnel expenses	(35,503,440)	(3,736,681)	(2,147,250)	(5,104,614)	(1,102,816)	(2,184,424)	(70,926)	(49,850,151)
Administrative expenses	(21,573,090)	(1,561,632)	(1,521,346)	(3,426,780)	(958,441)	(1,249,978)	379,646	(29,911,621)
Depreciations and impairment of non-financial assets	(6,446,388)	(612,169)	(410,667)	(398,446)	(92,870)	(87,129)	(182,620)	(8,230,289)
Other operating expenses	(10,177,556)	(4,193,085)	(6,107,245)	(2,089,710)	(31,796)	(401,740)	(78,053)	(23,079,185)
Operating income	(20,805,405)	2,947,521	20,029,178	(6,777,334)	1,421,501	1,314,738	(967,260)	(2,837,061)
Income from associates and joint ventures	—	—	—	10,544	—	—	(10,544)	—
Result before taxes	(20,805,405)	2,947,521	20,029,178	(6,766,790)	1,421,501	1,314,738	(977,804)	(2,837,061)
Income tax	7,248,314	(989,201)	(6,488,444)	657,020	(369,795)	(480,309)	(122,826)	(545,241)
Net (loss) / income	(13,557,091)	1,958,320	13,540,734	(6,109,770)	1,051,706	834,429	(1,100,630)	(3,382,302)
Net (loss) / income for the year attributable to owners of the parent company	(13,557,091)	1,958,320	13,540,734	(6,109,770)	1,051,706	834,429	(1,097,091)	(3,378,763)
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	(3,539)	(3,539)
Other comprehensive (loss)/income	(45,245)	(28,031)	(56,433)	—	(2,279)	789	26,540	(104,659)
Other comprehensive (loss) / income attributable to owners of the parent company	(45,245)	(28,031)	(56,433)	—	(2,279)	789	26,674	(104,525)
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(134)	(134)
Comprehensive (loss)/income for the year	(13,602,336)	1,930,289	13,484,301	(6,109,770)	1,049,427	835,218	(1,074,090)	(3,486,961)
Comprehensive (loss) / income attributable to owners of the parent company	(13,602,336)	1,930,289	13,484,301	(6,109,770)	1,049,427	835,218	(1,070,417)	(3,483,288)
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	(3,673)	(3,673)

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Interests income	64,781,126	38,167,889	75,243,701	13,034,272	—	124,683	(1,118,488)	190,233,183
Interest Expense	(24,056,798)	(3,156,957)	(54,086,014)	(4,020,358)	—	(78,172)	1,370,976	(84,027,323)
Distribution of results by the Treasury	10,025,101	(18,788,017)	8,762,916	—	—	—	—	—
Net interest income	50,749,429	16,222,915	29,920,603	9,013,914	—	46,511	252,488	106,205,860
Net income from financial instruments at fair value through profit or loss	—	—	6,806,796	421,821	1,039,413	478,422	1,002,156	9,748,608
Result from derecognition of assets measured at amortized cost	—	—	2,025,216	—	—	—	(93,423)	1,931,793
Exchange rate differences on gold and foreign currency	1,115,162	154,672	1,244,489	111,055	(288)	215,104	289,825	3,130,019
NIFFI And Exchange Rate Differences	1,115,162	154,672	10,076,501	532,876	1,039,125	693,526	1,198,558	14,810,420
Net Financial Income	51,864,591	16,377,587	39,997,104	9,546,790	1,039,125	740,037	1,451,046	121,016,280
Services Fee Income	21,947,149	1,976,670	175,339	6,272,126	—	4,658,234	(1,234,915)	33,794,603
Services Fee Expenses	(7,213,591)	(565,596)	(175,705)	(2,241,384)	—	(149,229)	(87,257)	(10,432,762)
Income from insurance activities	—	—	—	—	4,275,708	—	638,770	4,914,478
Net Service Fee Income	14,733,558	1,411,074	(366)	4,030,742	4,275,708	4,509,005	(683,402)	28,276,319
Subtotal	66,598,149	17,788,661	39,996,738	13,577,532	5,314,833	5,249,042	767,644	149,292,599
Result from exposure to changes in the purchasing power of money	4,277,047	(2,666,286)	(9,319,586)	(2,608,388)	(1,120,423)	(744,879)	(432,079)	(12,614,594)
Other operating income	4,503,007	4,465,178	744,698	1,071,797	30,867	687,147	(390,201)	11,112,493
Loan loss provisions	(12,835,377)	(9,908,962)	(12,046)	(2,607,981)	—	34,022	—	(25,330,344)
Net operating income	62,542,826	9,678,591	31,409,804	9,432,960	4,225,277	5,225,332	(54,636)	122,460,154
Personnel expenses	(39,060,155)	(3,737,283)	(2,736,205)	(5,039,007)	(934,435)	(1,590,087)	(347,178)	(53,444,350)
Administrative expenses	(21,849,322)	(1,496,356)	(1,359,438)	(4,301,762)	(776,477)	(1,347,098)	791,419	(30,339,034)
Depreciations and impairment of non-financial assets	(5,658,084)	(423,852)	(319,011)	(399,351)	(61,042)	(30,863)	(185,037)	(7,077,240)
Other operating expenses	(11,274,663)	(3,691,407)	(2,165,681)	(1,771,245)	(5,369)	(305,395)	(117,669)	(19,331,429)
Operating income	(15,299,398)	329,693	24,829,469	(2,078,405)	2,447,954	1,951,889	86,899	12,268,101
Income from associates and joint ventures	—	—	—	18,983	—	—	(18,983)	—
Result before taxes	(15,299,398)	329,693	24,829,469	(2,059,422)	2,447,954	1,951,889	67,916	12,268,101
Income tax	4,059,222	221,470	(6,527,266)	361,314	(865,969)	(772,750)	1,548,996	(1,974,983)
Net (loss) / income	(11,240,176)	551,163	18,302,203	(1,698,108)	1,581,985	1,179,139	1,616,912	10,293,118
Net (loss) / income for the year attributable to owners of the parent company	(11,240,174)	551,163	18,302,203	(1,698,108)	1,581,986	1,179,136	1,614,289	10,290,495
Net (loss) / income for the year attributable to non-controlling interest	—	—	—	—	—	—	2,623	2,623
Other comprehensive (loss)/income	647,294	340,978	1,408,984	—	—	—	(34,208)	2,363,048
Other comprehensive (loss) / income attributable to owners of the parent company	647,294	340,978	1,408,984	—	—	—	(36,495)	2,360,761
Other comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	2,287	2,287
Comprehensive (loss)/income for the year	(10,592,882)	892,141	19,711,187	(1,698,108)	1,581,985	1,179,139	1,582,704	12,656,166
Comprehensive (loss) / income attributable to owners of the parent company	(10,592,880)	892,141	19,711,187	(1,698,108)	1,581,986	1,179,136	1,577,794	12,651,256
Comprehensive (loss) / income attributable to non-controlling interest	—	—	—	—	—	—	4,910	4,910